NATURE OF OPERATIONS AND CORPORATE ORGANIZATION	12 Months Ended
Dec. 31, 2014
NATURE OF OPERATIONS AND CORPORATE ORGANIZATION [Abstract]
NATURE OF OPERATIONS AND CORPORATE ORGANIZATION
1.	NATURE OF OPERATIONS AND CORPORATE ORGANIZATION

Nature of operations

Ultrapetrol (Bahamas) Limited ("Ultrapetrol Bahamas", "Ultrapetrol", "the Company", "us" or "we") is a company organized and registered as a Bahamas Corporation since December 1997.

We are a shipping transportation company serving the marine transportation needs of our clients in the markets on which we focus.  We serve the shipping markets for containers, grain soybean, forest products, minerals, crude oil, petroleum, and refined petroleum products, as well as the offshore oil platform supply market, through our operations in the following three segments of the marine transportation industry. In our River Business we are an owner and operator of river barges and push boats in the Hidrovia region of South America, a region of navigable waters on the Parana, Paraguay and Uruguay Rivers and part of the River Plate, which flow through Brazil, Bolivia, Uruguay, Paraguay and Argentina. The Company also has a shipyard that should promote organic growth and from time to time make external sales. In our Offshore Supply Business we own and operate vessels that provide logistical and transportation services for offshore petroleum exploration and production companies, in the coastal waters of Brazil and the North Sea. In our Ocean Business, we are an owner and operator of oceangoing vessels that transport petroleum products and a container line service in the Argentine cabotage trade.

Issuance of common stock

On December 12, 2012, we entered into an investment agreement with Sparrow Capital Investments Ltd, or Sparrow, a subsidiary of Southern Cross Latin America Private Equity Fund III, L.P. and Southern Cross Latin America Private Equity Fund IV, L.P., or Southern Cross, pursuant to which we sold 110,000,000 shares of newly issued common stock to Sparrow at a purchase price of $2.00 per share, or the Sparrow Investment, and received net proceeds of $219,122. Concurrently, Sparrow designated Sparrow CI Sub Ltd. to receive 16,060,000 shares of common stock of Ultrapetrol. In connection with the investment agreement, the Company (1) made certain amendments to its Articles and Memorandum of Association at the time of closing, and (2) entered into a registration rights agreement for the shares purchased by Sparrow and shares currently owned by Inversiones Los Avellanos S.A. ("Los Avellanos") and Hazels (Bahamas) Investments Inc. ("Hazels"), two existing shareholders of the Company.

Sparrow Cl Sub Ltd. issued on December 12, 2012 to Hazels a warrant, which granted Hazels the right, exercisable upon the occurrence of certain conditions, to acquire all of the economic interest in Sparrow Cl Sub Ltd. On February 18, 2014, Hazels exercised the warrant and obtained 100 Class B shares of Sparrow Cl Sub Ltd., representing all the economic interest (but none of the voting interests) of Sparrow CI Sub Ltd. Sparrow holds all the voting interests in Sparrow CI Sub Ltd.

At June 30, 2014, our shareholders Sparrow, Sparrow CI Sub Ltd., Los Avellanos and Hazels hold 93,940,000, 16,060,000, 4,735,517 and 3,128,568 shares, respectively, which represented 66.9%, 11.4%, 3.4% and 2.2% of the outstanding shares, respectively. 7,713,366 of the total shares hold by our Original Shareholders (Los Avellanos and Hazels) were entitled to seven votes per share.  The special voting rights of the Original Shareholders were not transferable, unless transferred to another Original Shareholder.  Pursuant to a shareholder agreement signed, Los Avellanos and Hazels have been agreed to vote their shares of common stock in the same manner as Sparrow, except for any matter that requires, but does not obtain, the approval of six directors of the Company.

Los Avellanos and Hazels are controlled by members of the Menendez family, including Felipe Menendez Ross, our former president, former chief executive officer and former director, and Ricardo Menendez Ross, our former executive vice president and former director.  As such, they had the ability to exert influence over the operations of the Company.

On July 13, 2014 the major shareholders of the Company entered into a share purchase agreement with respect to the sale of shares of Ultrapetrol. Under the agreement, Sparrow acquired from Los Avellanos and Hazels an aggregate of 7,864,085 shares of common stock of the Company, 100 Class B shares of Sparrow CI Sub Ltd (which comprises all of the outstanding shares of stock of Sparrow CI Sub Ltd, which in turn owns 16,060,000 shares of common stock of the Company), 701,368 shares of common stock of the Company from a company controlled by our former chief executive officer and 701,368 shares of common stock of the Company from a company controlled by our former executive vice president.  The transaction was closed on September 3, 2014 and the purchase price was $4.00 per share of common stock.

In connection with the share purchase agreement, on September 3, 2014, the Company terminated without cause its employment agreements with Felipe Menendez Ross (our former chief executive officer) and Ricardo Menendez Ross (our former executive vice president) and the consulting agreements with companies controlled by them.

On the same date, the shareholder agreement signed between Sparrow, Los Avellanos and Hazels was terminated and is no longer of any further force and effect.

Finally, the Company entered into an amended and restated registration rights agreement, which amended and restated the registration rights agreement signed on December 12, 2012 between Sparrow, Sparrow CI Sub Ltd., Los Avellanos and Hazels to remove the latter two as parties thereto.

Under the share purchase agreement, Hazels had the right to submit an offer to purchase from the Company its Ocean Business at a price to be determined and subject to certain terms and conditions, including the approval of the independent director of the Company.

On March 11, 2015, the ten-day period granted by the share purchase agreement for Hazels to deliver an offer to purchase the Company's Ocean Business at a price determined by the average value of two investment banking firms was closed.  Upon such closing, the Ocean Business purchase option was terminated.